Benefit Plans Benefit Plans - Textuals (Details) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) years	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Curtailments		$ 52.6
Discount rate							5.06%
Healthcare cost trend rate assumed for next year				7.00%	7.50%
Year that rate reaches ultimate trend rate				2020	2020
Expected rate of return period				20 years
Cost recognized				$ 9.5	$ 8.7	$ 7.7
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				100.00%	100.00%
Curtailment loss		0.8	$ 1.2	$ 0.0	$ 0.0	(10.7)
Discount rate				4.62%	4.21%
Actuarial loss (gain)		$ 71.0		$ 29.8	$ (112.6)
Settlement loss				0.0	0.0	(20.2)
Special termination benefits				0.0	0.0	38.7
Employer contributions				13.6	9.6
Post-retirement				27.2
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Curtailment loss				$ 0.0	$ 0.0	0.0
Discount rate				4.62%	4.21%
Actuarial loss (gain)				$ 1.4	$ (1.9)
Settlement loss				0.0	0.0	0.0
Special termination benefits				0.0	0.0	$ 0.0
Employer contributions				1.2	1.3
2016, gross				$ 1.4
Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Plan Asset Underlying Investment Redemption Notice				1 day
Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Plan Assets Redemptions per Period | years				0.5
Plan Asset Underlying Investment Redemption Notice				95 days
Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments				$ 5.5	5.5
Real estate
Defined Benefit Plan Disclosure [Line Items]
Plan Assets Redemptions per Period | years				0.25
Plan Asset Underlying Investment Redemption Notice				45 days
Voluntary Early Retirement Program [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Curtailment loss	$ 8.7
Settlements, plan assets	(138.5)
Reduction to plan assets for anticipated lump sum payments in next fiscal year					$ 15.8
Pension Expense	67.6
Settlement loss	20.2
Special termination benefits	$ 38.7
Residential [Member] | Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				20.00%	21.00%
Long Short Equity [Member] | Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				53.00%	46.00%
Buyout Private Equity Funds [Member] | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				50.00%	50.00%
Special Situation Private Equity and Debt Funds [Member] | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				25.00%	25.00%
Venture Private Equity Funds [Member] | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				25.00%	25.00%
Arbitrage and Event Investments [Member] | Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				40.00%	44.00%
Directional Trading, Fixed Income and Other Investments [Member] | Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				7.00%	10.00%
Retail [Member] | Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				24.00%	24.00%
Industrial, Cash and Other [Member] | Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				8.00%	11.00%
Office [Member] | Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				48.00%	44.00%
Debt securities | Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				59.00%	58.00%
Collateralized Mortgage Backed Securities [Member] | Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				25.00%	27.00%
Corporate Debt Securities [Member] | Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				45.00%	47.00%
Fixed income securities | US Treasury and Government [Member] | Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				30.00%	26.00%
Equity Securities [Member] | Russell 1000 Fund Large Cap Index Funds [Member] | Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage				41.00%	42.00%